CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (266,555,527)	$ (37,820,242)	$ 311,452,980
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	111,108,445	69,837,152	52,279,855
Loss on change in fair value of investment in securities		295,715	812,929
(Gain) loss on change in fair value of derivatives	182,335	(9,495,084)	(9,475,794)
Loss (gain) on disposal of property, plant and equipment	(308,739)	3,586,877	1,772,161
Allowance made for accounts receivable, net of recoveries	61,387,013	26,556,358	5,435,656
Provision for losses of advances to suppliers	2,750,340	9,456,713	163,445
Inventory write-down	39,555,386	22,242,087	10,195,272
Deferred income tax benefit	(24,258,916)	(4,579,609)	(9,456,451)
Share-based compensation	5,999,427	7,958,434	5,955,047
Amortization of convertible senior notes issuance costs		2,101,948	3,899,771
Gain on repurchasing convertible senior notes	(5,091,424)	(2,341,290)
Changes in operating assets and liabilities:
Investment in securities			2,925,652
Accounts receivable	14,992,761	(115,775,917)	(94,803,019)
Inventories	(64,494,897)	(192,894,750)	(8,167,579)
Project assets	(29,239,605)	23,216,361	(33,040,511)
Advances to suppliers	(7,737,684)	(18,614,756)	(28,151,054)
Prepaid expenses and other current assets	12,914,006	(37,275,621)	(3,393,307)
Other noncurrent assets	(1,669,354)
Accounts payable	15,223,823	221,770,071	(2,406,437)
Amount due to related parties	(1,886,856)	6,079,370
Income taxes payable	(3,565,482)	(29,654,334)	21,282,640
Accrued expenses and other current liabilities	(44,652,036)	67,008,197	33,764,877
Accrued warranty costs	6,969,833	20,099,312	17,687,493
Other noncurrent liabilities	178,265	(4,029,184)	(5,179,337)
Prepaid land use rights		(5,800,534)	(9,625,161)
Net cash provided by (used in) operating activities	(178,198,886)	21,927,274	263,929,128
Investing activities:
Purchases of property, plant and equipment	(141,108,975)	(360,886,231)	(144,124,272)
Proceeds from sale of property, plant and equipment	3,896,148	1,523,598	3,622
Subsidies received from government for purchases of property, plant and equipment	4,837,756	2,315,542	7,454,208
Investments in affiliates	(6,893,519)	(3,910,984)	(155,888)
Decrease (increase) in restricted cash	(31,317,730)	(41,567,128)	33,970,278
Net cash used in investing activities	(170,586,320)	(402,525,203)	(102,852,052)
Financing activities:
Proceeds from exercise of share options		156,048	1,088,976
Proceeds from issuance of ordinary shares, net of issuance costs			176,271,078
Payment for repurchase of convertible senior notes	(39,082,576)	(7,582,710)
Redemption of convertible senior notes		(320,000)
Proceeds from short-term bank borrowings	1,044,195,782	617,992,242	375,979,373
Repayment of short-term bank borrowings	(635,681,819)	(465,921,421)	(484,754,971)
Proceeds from long-term bank borrowings	82,107,781	298,922,413	117,461,375
Repayment of long-term bank borrowings	(109,273,393)
Contribution from non-controlling interest holders		200,001
Net cash provided by financing activities	342,265,775	443,446,573	186,045,831
Effect of exchange rate changes	(2,984,550)	1,183,743	(433,227)
Net change in cash and cash equivalents	(9,503,981)	64,032,387	346,689,680
Cash and cash equivalents at the beginning of the year	816,779,973	752,747,586	406,057,906
Cash and cash equivalents at the end of the year	807,275,992	816,779,973	752,747,586
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	48,716,224	31,182,570	29,825,019
Income taxes paid	3,024,638	52,731,568	33,410,763
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	$ 45,663,411	$ 108,993,805	$ 46,603,004